UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Havice
Title:    Chief Operating Officer
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Jonathan D. Havice    Minneapolis, MN      August 14, 2009
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             35
Form 13F Information Table Value Total:       $362,519
                                           (thousands)

List of Other Included Managers:

NONE
                                   FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5                COLUMN 6   COLUMN 7   COLUMN 8
                               TITLE OF                 VALUE               SH/   PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
         NAME OF ISSUER         CLASS        CUSIP   (x$1000)      AMOUNT   PRN   CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
ADVANCED MICRO DEVICES   NOTE 5.750% 8/1   007903AN7         7450   12000000  PRN        SOLE
ALLSTATE CORP            PUT               020002951         6100     250000   SH  PUT   SOLE                 250000
AMERICAN EXPRESS CO      PUT               025816959        11620     500000   SH  PUT   SOLE                 500000
BB&T CORP                PUT               054937957        13188     600000   SH  PUT   SOLE                 600000
CHINA MED TECHNOLOGIES   SPONSORED ADR     169483104         1144      57482   SH        SOLE                 57482
CHINA MED TECHNOLOGIES   NOTE 4.000% 8/1   169483AC8         6345   10000000  PRN        SOLE
CITIGROUP INC            COM               172967101          146      49300   SH        SOLE                 49300
CITIGROUP INC            CALL              172967901          594     200000   SH  CALL  SOLE
CONTINENTAL AIRLS INC    CALL              210795908         2658     300000   SH  CALL  SOLE
EASTMAN KODAK CO         CALL              277461909          592     200000   SH  CALL  SOLE
ENERSYS                  NOTE 3.375% 6/0   29275YAA0         6080    8000000  PRN        SOLE
EQUINIX INC              NOTE 4.750% 6/1   29444UAH9         3214    3000000  PRN        SOLE
GENERAL ELECTRIC CO      CALL              369604903        23440    2000000   SH  CALL  SOLE
GOLDMAN SACHS GROUP INC  PUT               38141G954        19595     132900   SH  PUT   SOLE                 132900
GSI GROUP INC CDA        COM               36229U102          349     418464   SH        SOLE                 418464
HEADWATERS INC           NOTE 2.875% 6/0   42210PAB8         5620    9900000  PRN        SOLE
ISHARES INC              CALL              464286908         9430    1000000   SH  CALL  SOLE
JETBLUE AIRWAYS CORP     DBCV 6.750%10/1   477143AF8         5291    5000000  PRN        SOLE
MASSEY ENERGY CO         NOTE 3.250% 8/0   576203AJ2         3321    5000000  PRN        SOLE
MASTEC INC               NOTE 4.000% 6/1   576323AG4          967    1000000  PRN        SOLE
MBIA INC                 PUT               55262C950          839     193800   SH  PUT   SOLE                 193800
NYSE EURONEXT            CALL              629491901         2812     103200   SH  CALL  SOLE
OMNICARE INC             DBCV 3.250%12/1   681904AL2        13850   20000000  PRN        SOLE
SELECT SECTOR SPDR TR    PUT               81369Y959        26442    1005000   SH  PUT   SOLE                 1005000
SELECT SECTOR SPDR TR    CALL              81369Y905        26887    2250000   SH  CALL  SOLE
SMITHFIELD FOODS INC     PUT               832248958         2173     155600   SH  PUT   SOLE                 155600
SPDR TR                  CALL              78462F903        91950    1000000   SH  CALL  SOLE
STEWART ENTERPRISES INC  NOTE 3.125% 7/1   860370AH8         3090    4000000  PRN        SOLE
STEWART ENTERPRISES INC  NOTE 3.375% 7/1   860370AK1         2032    3000000  PRN        SOLE
TRAVELERS COMPANIES INC  PUT               89417E959         8208     200000   SH  PUT   SOLE                 200000
UNITED STATES OIL FUND   CALL              91232N908        13264     349700   SH  CALL  SOLE
US BANCORP DEL           PUT               902973954         8960     500000   SH  PUT   SOLE                 500000
WELLS FARGO & CO NEW     PUT               949746951        31538    1300000   SH  PUT   SOLE                 1300000
WESTERN REFNG INC        NOTE 5.750% 6/1   959319AC8         1808    2000000  PRN        SOLE
WEYERHAEUSER CO          CALL              962166904         1522      50000   SH  CALL  SOLE